Book Value of Capital Lease Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 29, 2013	Jun. 30, 2012
Leases Disclosure [Line Items]
Gross book value of capital lease assets included in property	$ 3	$ 4
Net book value of capital lease assets included in property	$ 0	$ 2